UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.4%

	COMMON STOCKS – 101.1%

	Aerospace & Defense – 2.2%

10,660	Boeing Company	$1,885,328
4,500	Lockheed Martin Corporation	1,204,200
6,361	Raytheon Company	970,052
12,156	United Technologies Corporation, (2)	1,364,025
	Total Aerospace & Defense	5,423,605

	Air Freight & Logistics – 0.6%

15,007	United Parcel Service, Inc., Class B	1,610,251

	Airlines – 0.4%

9,015	Alaska Air Group, Inc.	831,363
7,400	JetBlue Airways Corporation, (3)	152,514
	Total Airlines	983,877

	Auto Components – 0.2%

9,310	Cooper Tire & Rubber Company	412,898

	Automobiles – 0.5%

79,596	Ford Motor Company, (2)	926,497
1,396	Tesla Motors Inc., (3)	388,507
	Total Automobiles	1,315,004

	Banks – 7.4%

160,447	Bank of America Corporation, (2)	3,784,945
44,963	Citigroup Inc.	2,689,687
12,743	Comerica Incorporated	873,915
12,783	Fifth Third Bancorp.	324,688
49,105	Huntington BancShares Inc.	657,516
53,958	JPMorgan Chase & Co.	4,739,671
33,673	Regions Financial Corporation	489,269
33,569	U.S. Bancorp	1,728,803
58,722	Wells Fargo & Company	3,268,466
	Total Banks	18,556,960

	Beverages – 2.1%

58,122	Coca-Cola Company, (2)	2,466,698
24,852	PepsiCo, Inc.	2,779,945
	Total Beverages	5,246,643

	Biotechnology – 3.2%

20,942	AbbVie Inc.	1,364,581
4,000	Alexion Pharmaceuticals Inc., (3)	484,960
11,602	Amgen Inc., (2)	1,903,540
18,000	Celgene Corporation, (3)	2,239,740
29,010	Gilead Sciences, Inc., (2)	1,970,359
	Total Biotechnology	7,963,180

	Capital Markets – 2.6%

39,000	Charles Schwab Corporation	1,591,590
5,681	CME Group, Inc.	674,903
16,013	Federated Investors Inc.	421,782
7,670	Goldman Sachs Group, Inc.	1,761,952
13,620	Intercontinental Exchange, Inc.	815,429

NUVEEN	1

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

30,033	Morgan Stanley	$1,286,614
	Total Capital Markets	6,552,270

	Chemicals – 2.3%

4,640	Chemours Company	178,640
17,900	Dow Chemical Company	1,137,366
14,703	E.I. Du Pont de Nemours and Company	1,181,092
8,790	Eastman Chemical Company	710,232
10,340	Monsanto Company	1,170,488
11,726	Olin Corporation	385,434
10,420	PPG Industries, Inc.	1,094,934
	Total Chemicals	5,858,186

	Commercial Services & Supplies – 0.3%

10,103	Deluxe Corporation	729,133

	Communications Equipment – 1.3%

73,511	Cisco Systems, Inc.	2,484,672
8,442	Motorola Solutions Inc.	727,869
	Total Communications Equipment	3,212,541

	Consumer Finance – 0.5%

15,373	American Express Company	1,216,158

	Containers & Packaging – 0.3%

9,130	Avery Dennison Corporation	735,878

	Distributors – 0.1%

7,300	LKQ Corporation, (3)	213,671

	Diversified Financial Services – 1.9%

27,775	Berkshire Hathaway Inc., Class B, (3)	4,629,537

	Diversified Telecommunication Services – 2.3%

75,456	AT&T Inc., (2)	3,135,197
55,000	Verizon Communications Inc., (2)	2,681,250
	Total Diversified Telecommunication Services	5,816,447

	Electric Utilities – 0.7%

20,000	Duke Energy Corporation	1,640,200

	Electrical Equipment – 0.9%

6,600	Eaton Corporation PLC	489,390
10,100	Emerson Electric Co.	604,586
6,854	Rockwell Automation, Inc.	1,067,236
	Total Electrical Equipment	2,161,212

	Electronic Equipment, Instruments & Components – 0.4%

35,466	Corning Incorporated	957,582

	Energy Equipment & Services – 1.0%

5,863	Baker Hughes Incorporated	350,725
11,506	Halliburton Company	566,210
4,900	National-Oilwell Varco Inc.	196,441
18,006	Schlumberger Limited	1,406,269
	Total Energy Equipment & Services	2,519,645

	Equity Real Estate Investment Trusts – 0.7%

12,111	Care Capital Properties, Inc.	325,423
20,277	Omega Healthcare Investors Inc.	668,938

2	NUVEEN

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

11,600	Ventas Inc.	$754,464
	Total Equity Real Estate Investment Trusts	1,748,825

	Food & Staples Retailing – 1.9%

18,974	CVS Health Corporation	1,489,459
17,716	Walgreens Boots Alliance Inc.	1,471,314
23,802	Wal-Mart Stores, Inc.	1,715,648
	Total Food & Staples Retailing	4,676,421

	Food Products – 0.5%

13,960	Archer-Daniels-Midland Company	642,718
17,628	ConAgra Foods, Inc.	711,113
	Total Food Products	1,353,831

	Health Care Equipment & Supplies – 1.9%

27,082	Abbott Laboratories	1,202,712
41,253	Boston Scientific Corporation, (3)	1,025,962
30,000	Medtronic, PLC	2,416,800
	Total Health Care Equipment & Supplies	4,645,474

	Health Care Providers & Services – 3.1%

9,358	Aetna Inc.	1,193,613
4,648	Anthem Inc.	768,686
13,784	Express Scripts Holding Company, (3)	908,503
2,896	Humana Inc.	596,981
7,874	Laboratory Corporation of America Holdings, (3)	1,129,683
4,815	McKesson HBOC Inc.	713,872
10,000	Tenet Healthcare Corporation, (3)	177,100
13,804	UnitedHealth Group Incorporated	2,263,994
	Total Health Care Providers & Services	7,752,432

	Hotels, Restaurants & Leisure – 1.8%

3,678	Dominos Pizza Inc.	677,855
15,000	McDonald’s Corporation	1,944,150
32,208	Starbucks Corporation	1,880,625
	Total Hotels, Restaurants & Leisure	4,502,630

	Household Durables – 0.6%

18,964	Newell Brands Inc.	894,532
4,241	Whirlpool Corporation	726,611
	Total Household Durables	1,621,143

	Household Products – 2.1%

17,234	Colgate-Palmolive Company	1,261,356
9,737	Kimberly-Clark Corporation	1,281,681
31,000	Procter & Gamble Company	2,785,350
	Total Household Products	5,328,387

	Industrial Conglomerates – 3.1%

10,404	3M Co.	1,990,597
135,400	General Electric Company, (2)	4,034,920
13,978	Honeywell International Inc.	1,745,433
	Total Industrial Conglomerates	7,770,950

	Insurance – 2.9%

19,900	American International Group, Inc.	1,242,357
15,990	Arthur J. Gallagher & Co.	904,075
8,555	FNF Group	333,132
17,377	Marsh & McLennan Companies, Inc.	1,283,986
15,000	MetLife, Inc.	792,300

NUVEEN	3

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

10,189	Prudential Financial, Inc.	$1,086,963
1,700	Reinsurance Group of America Inc.	215,866
11,000	Travelers Companies, Inc.	1,325,940
	Total Insurance	7,184,619

	Internet and Direct Marketing Retail – 3.0%

5,592	Amazon.com, Inc., (3)	4,957,532
7,700	Netflix.com Inc., (3)	1,138,137
790	Priceline Group, Inc. (The), (3)	1,406,176
	Total Internet and Direct Marketing Retail	7,501,845

	Internet Software & Services – 5.6%

9,911	Akamai Technologies, Inc., (3)	591,687
4,120	Alphabet Inc., Class A, (3)	3,492,936
4,327	Alphabet Inc., Class C, (3)	3,589,506
30,000	eBay Inc., (3)	1,007,100
32,400	Facebook Inc., Class A, (2), (3)	4,602,420
7,424	VeriSign, Inc., (3)	646,705
	Total Internet Software & Services	13,930,354

	IT Services – 3.7%

12,964	Fidelity National Information Services, Inc.	1,032,194
12,300	International Business Machines Corporation, (2)	2,141,922
20,000	MasterCard, Inc.	2,249,400
20,000	PayPal Holdings, Inc., (3)	860,400
33,924	Visa Inc., Class A	3,014,826
	Total IT Services	9,298,742

	Life Sciences Tools & Services – 0.7%

1,983	Bio-Techne Corporation	201,572
9,377	Thermo Fisher Scientific, Inc.	1,440,307
	Total Life Sciences Tools & Services	1,641,879

	Machinery – 2.3%

12,391	Caterpillar Inc.	1,149,389
4,049	Cummins Inc.	612,209
10,446	Deere & Company	1,137,152
9,843	Illinois Tool Works, Inc., (2)	1,303,902
9,551	Pentair Limited	599,612
3,300	Snap-on Incorporated	556,611
3,000	Stanley Black & Decker Inc.	398,610
	Total Machinery	5,757,485

	Media – 3.0%

12,544	CBS Corporation, Class B	870,052
83,290	Comcast Corporation, Class A, (2)	3,130,871
19,635	Regal Entertainment Group, Class A	443,358
8,126	TEGNA Inc.	208,188
25,000	Walt Disney Company	2,834,750
	Total Media	7,487,219

	Metals & Mining – 0.3%

38,558	Freeport-McMoRan, Inc.	515,135
3,337	Southern Copper Corporation	119,765
	Total Metals & Mining	634,900

	Multiline Retail – 0.4%

7,375	Nordstrom, Inc.	343,454
14,208	Target Corporation	784,140
	Total Multiline Retail	1,127,594

4	NUVEEN

Shares	Description (1)	Value

	Multi-Utilities – 1.3%

20,000	CenterPoint Energy, Inc., (2)	$551,400
13,676	Consolidated Edison, Inc.	1,062,078
20,000	Dominion Resources, Inc.	1,551,400
	Total Multi-Utilities	3,164,878

	Oil, Gas & Consumable Fuels – 5.5%

24,529	Chevron Corporation, (2)	2,633,679
20,462	ConocoPhillips	1,020,440
10,972	EOG Resources, Inc.	1,070,319
55,300	Exxon Mobil Corporation	4,535,153
8,000	Hess Corporation	385,680
31,000	Marathon Oil Corporation	489,800
11,172	Marathon Petroleum Corporation	564,633
16,016	Occidental Petroleum Corporation	1,014,774
7,102	ONEOK, Inc.	393,735
9,273	Phillips 66	734,607
8,856	Valero Energy Corporation	587,064
11,500	WPX Energy Inc., (3)	153,985
	Total Oil, Gas & Consumable Fuels	13,583,869

	Pharmaceuticals – 5.6%

5,900	Allergan PLC	1,409,628
24,190	Bristol-Myers Squibb Company	1,315,452
14,900	Eli Lilly and Company	1,253,239
1,000	Heska Corporation, (3)	102,972
2,000	Jazz Pharmaceuticals, Inc., (3)	290,260
34,730	Johnson & Johnson	4,325,621
35,863	Merck & Co. Inc.	2,278,735
9,340	Mylan NV, (3)	364,167
78,894	Pfizer Inc.	2,698,964
	Total Pharmaceuticals	14,039,038

	Real Estate Management & Development – 0.2%

1,900	Jones Lang LaSalle Inc.	211,755
3,494	The RMR Group Inc.	172,953
	Total Real Estate Management & Development	384,708

	Road & Rail – 0.7%

16,145	Union Pacific Corporation, (2)	1,710,078

	Semiconductors & Semiconductor Equipment – 3.5%

12,690	Analog Devices, Inc.	1,039,945
62,815	Intel Corporation, (2)	2,265,737
12,219	Microchip Technology Incorporated	901,518
12,115	NVIDIA Corporation	1,319,687
25,096	QUALCOMM, Inc.	1,439,005
21,784	Texas Instruments Incorporated	1,754,919
	Total Semiconductors & Semiconductor Equipment	8,720,811

	Software – 4.5%

9,786	Autodesk, Inc., (3)	846,195
5,653	CDK Global Inc.	367,502
7,433	Electronic Arts Inc., (3)	665,402
109,085	Microsoft Corporation	7,184,338
49,970	Oracle Corporation	2,229,162
	Total Software	11,292,599

	Specialty Retail – 3.1%

4,200	Aaron Rents Inc.	124,908
13,107	Best Buy Co., Inc.	644,209
5,900	Dick’s Sporting Goods Inc.	287,094

NUVEEN	5

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

20,000	Home Depot, Inc., (2)			$2,936,600
8,369	L Brands Inc.			394,180
20,000	Lowe’s Companies, Inc.			1,644,200
8,025	Tiffany & Co.			764,782
10,968	TJX Companies, Inc.			867,349
	Total Specialty Retail			7,663,322

	Technology Hardware, Storage & Peripherals – 4.8%

72,000	Apple, Inc.			10,343,520
29,981	Hewlett Packard Enterprise Company			710,550
46,853	HP Inc.			837,732
	Total Technology Hardware, Storage & Peripherals			11,891,802

	Textiles, Apparel & Luxury Goods – 0.5%

10,000	Nike, Inc., Class B			557,300
10,552	VF Corporation, (2)			580,043
	Total Textiles, Apparel & Luxury Goods			1,137,343

	Tobacco – 2.3%

26,349	Altria Group, Inc.			1,881,846
23,490	Philip Morris International, Inc.			2,652,021
18,574	Reynolds American Inc.			1,170,533
	Total Tobacco			5,704,400

	Trading Companies & Distributors – 0.3%

3,613	W.W. Grainger, Inc.			840,962
	Total Common Stocks (cost $143,843,192)			251,853,418

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 0.3%

2,000	iShares NASDAQ Biotechnology ETF			$586,540
	Total Exchange-Traded Funds (cost $581,696)			586,540
	Total Long-Term Investments (cost $144,424,888)			252,439,958

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$333	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $332,778, collateralized by $335,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $342,240	0.090%	4/03/17	$332,775
	Total Short-Term Investments (cost $332,775)			332,775
	Total Investments (cost $144,757,663) – 101.5%			252,772,733
	Other Assets Less Liabilities – (1.5)% (5)			(3,682,020)
	Net Assets – 100%			$249,090,713

6	NUVEEN

Investments in Derivatives as of March 31, 2017

Options Purchased

Option Type	Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
Call	50	Alerian MLP ETF	$65,000	4/21/17	$13	$125
Call	50	Hasbro, Inc.	525,000	4/21/17	105	1,500
Put	100	iShares MSCI Emerging Markets ETF	390,000	4/21/17	39	3,704
Call	50	Quest Diagnostics Inc.	525,000	4/21/17	105	1,125
Call	150	United States Oil Fund LP	150,000	4/21/17	10	10,575
	400	Total Options Purchased (premiums paid $18,424)	$1,655,000			$17,029

Options Written

Option Type	Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
Call	(55)	S&P 500® Index	$(13,117,500)	4/21/17	$2,385	$(44,550)
Call	(325)	S&P 500® Index	(77,675,000)	4/21/17	2,390	(217,750)
Call	(110)	S&P 500® Index	(26,400,000)	4/21/17	2,400	(46,750)
	(490)	Total Options Written (premiums received $727,049)	$(117,192,500)			$(309,050)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$251,853,418	$—	$—	$251,853,418
Exchange-Traded Funds	586,540	—	—	586,540

Short-Term Investments:
Repurchase Agreements	—	332,775	—	332,775

Investment in Derivatives:
Options Purchased	17,029	—	—	17,029
Options Written	(309,050)	—	—	(309,050)
Total	$252,147,937	$332,775	$—	$252,480,712

NUVEEN	7

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $144,757,662.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$114,256,003
Depreciation	(6,240,932)
Net unrealized appreciation (depreciation) of investments	$108,015,071

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ETF	Exchange-Traded Fund

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017